Average Annual Total Returns{- Fidelity Freedom Blend 2065 Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-02 - Fidelity Freedom Blend 2065 Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		Class K6 After Taxes on Distributions Past 1 year	Class K6 After Taxes on Distributions Since Inception		Class K6 After Taxes on Distributions and Sales Past 1 year	Class K6 After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		IXX3K Past 1 year	IXX3K Since Inception
Total	18.06%	18.42%	[1]	16.92%	17.04%	[1]	11.25%	13.91%	[1]	18.40%	19.75%	[1]	16.54%	17.02%	[1]

[1]	(a)From June 28, 2019